Short-term Borrowings	12 Months Ended
Dec. 31, 2019
Other Liabilities Current [Abstract]
Short-term Borrowings

11.	Short-term borrowings

On June 25, 2018, Zai Lab (Suzhou) Co. Ltd. entered into a three-year facility agreement for RMB25,000 with a local commercial bank, and the outstanding borrowing under this agreement was RMB25,000 as of December 31, 2019, which will be due in 2020. The borrowing is guaranteed by Zai Lab (Shanghai) Co. Ltd., with an average interest rate of 4.785%. The agreement does not contain any financial covenants or restrictions. For the year ended December 31, 2019, Zai Lab (Suzhou) Co. Ltd. drawn down RMB30,000 of this loan and repaid the outstanding principal of RMB 25,000. For the year ended December 31, 2018, Zai Lab (Suzhou) Co. Ltd. drawn down RMB20,000 of this loan.

On December 12, 2018, Zai Biopharmaceutical (Suzhou) Co. Ltd. entered into a three-year facility agreement for RMB40,000 with a local commercial bank, the outstanding borrowing under this agreement was RMB20,000  as of December 31, 2019, which will be due in 2020. The borrowing is guaranteed by Zai Lab (Shanghai) Co., Ltd., with average interest rate of 4.785%. The agreement does not contain any financial covenants or restrictions. For the year ended December 31, 2019, Zai Biopharmaceutical (Suzhou) Co. Ltd. drawn down RMB20,000 of this loan and repaid the outstanding principal of RMB5,000. For the year ended December 31, 2018, Zai Biopharmaceutical (Suzhou) Co. Ltd. drawn down RMB5,000 of this loan.